Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CAD / shares	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CAD / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CAD / shares	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD / shares
Equity [Abstract]
Cash dividends, Per Share | CAD / shares		CAD 0.0525		CAD 0.0525		CAD 0.0525		CAD 0.0500		CAD 0.0500		CAD 0.0400		CAD 0.0400		CAD 0.0400		CAD 0.2075		CAD 0.1700
Cash dividends paid | $	$ 4,817		$ 5,077		$ 5,005		$ 5,183		$ 5,366		$ 4,510		$ 4,339		$ 4,510		$ 20,082		$ 18,725